FAIR VALUE MEASUREMENTS (Details 1)	3 Months Ended
Mar. 31, 2015 USD ($)
Fair Value Measurements Details 1
Liabilities measured at fair value Beginning Balance	$ 1,253,000
Change in fair market value of Conversion Feature	(408,200)
Issuance of equity instruments with debt greater than debt carrying amount	224,000
Derivative debt converted into equity	254,000
Liabilities measured at fair value Ending Balance	$ 1,322,800